Net defined benefit assets (liability) - Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions (Detail) - Discount rate (0.5% movement) [member] - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ 1,338	$ 1,876	$ 2,318
Decrease	$ (1,451)	$ (2,056)	$ (2,554)